     As filed with the Securities and Exchange Commission on January 6, 1997
                                               Securities Act File No. 333-01999
                                       Investment Company Act File No. 811-07577
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 1                / X /

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 3                       / X /


                       Sierra Asset Management Portfolios
              ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               9301 Corbin Avenue
                          Northridge, California 91324
                   ------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (818) 725-0200

                                 F. Brian Cerini
                               9301 Corbin Avenue
                          Northridge, California 91324
                     ---------------------------------------
                     (Name and Address of Agent for Service)


                                   Copies to:
      Richard W. Grant, Esq.                         W. John McGuire, Esq.
      Morgan, Lewis & Bockius LLP                    Morgan, Lewis & Bockius LLP
      2000 One Logan Square                          1800 M Street, N.W.
      Philadelphia, Pennsylvania 19103               Washington, D.C. 20036

      It is proposed that this filing will become effective (check appropriate box):

           X immediately upon filing pursuant to paragraph (b), or ___ on [date] pursuant to paragraph (b), or
          ___ 60 days after filing pursuant to paragraph (a), or
          ___ 75 days after filing pursuant to paragraph (a), or
          ___ on [date] pursuant to paragraph (a) of Rule 485

                       DECLARATION PURSUANT TO RULE 24f-2

               Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite number or amount of its shares of beneficial interest, no par value, is being registered under the Securities Act of 1933.


Part A -       Information Required in a Prospectus
------         -------------------------------------

Form N-1A
Item No.       Location in Prospectus
---------      ------------------------

1.             Cover Page . . . . . . . . .                              Cover Page

2.             Synopsis . . . . . . . . . .                              Portfolio Expenses (Class A Shares);
                                                                         Portfolio Expenses (Class B Shares);
                                                                         Expense Ratios of the Underlying Funds

3.             Condensed Financial
                Information . . . . . . . .                              Financial Highlights

4.             General Description of
                Registrant  . . . . . . . .                              Investments and Risk Considerations of
                                                                         the Portfolios;  Investment and Risk
                                                                         Considerations of the Underlying Funds;
                                                                         Securities and Investment Practices of
                                                                         the Portfolios and the Underlying Funds

5.             Management of the Fund . . .                              The Portfolios in Detail --
                                                                         Organization; Sierra Services, Sierra
                                                                         Advisors, Their Affiliates and the
                                                                         Portfolios' Service Providers;
                                                                         Breakdown of their Portfolio Expenses

5A.            Management's Discussion of
                Fund Performance  . . . . .                              Not Applicable

6.             Capital Stock and Other
                Securities  . . . . . . . .                              The Portfolios in Detail -- Dividends,
                                                                         Capital Gains Distributions and Taxes

7.             Purchase of Securities
                Being Offered . . . . . . .                              Your Sierra Asset Management ("SAM")
                                                                         Portfolio Account; Ways to Set Up Your
                                                                         Account; Exchange Privileges and
                                                                         Restrictions

8.             Redemption or Repurchase . .                              How to Sell Shares; Transaction
                                                                         Details; Exchange Privileges and
                                                                         Restrictions

9.             Pending Legal Proceedings. .                              None

Part B -       Information Required in a Statement of Additional Information
------         -------------------------------------------------------------

Form N-1A
Item No.       Location in Statement of Additional Information
--------       -----------------------------------------------
10.            Cover Page . . . . . . . . .                              Cover Page

11.            Table of Contents  . . . . .                              Table of Contents

12.            General Information and
                History . . . . . . . . . .                              General Information and History

13.            Investment Objectives and
                Policies  . . . . . . . . .                              Investment Objectives and Policies of
                                                                         the Portfolios and Underlying Funds

14.            Management of the Fund . . .                              Management of the Trust

15.            Control Persons and Principal
                Holders of Securities . . .                              Not Applicable

16.            Investment Advisory and
                Other Services  . . . . . .                              How to Buy and Redeem Shares;
                                                                         Management of the Trust

17.            Brokerage Allocation and
                Other Practices . . . . . .                              Portfolio Turnover; Portfolio
                                                                         Transactions

18.            Capital Stock and Other
                Securities  . . . . . . . .                              Management of the Trust; see Prospectus
                                                                         -- "The Portfolios in Detail --
                                                                         Organization" and "Dividends, Capital
                                                                         Gain Distributions and Taxes"

19.            Purchase, Redemption and
                Pricing of Securities
                Being Offered . . . . . . .                              How to Buy and Redeem Shares; Net Asset
                                                                         Value; How to Exchange Shares

20.            Tax Status . . . . . . . . .                              Taxes; see Prospectus -- "Dividends,
                                                                         Capital Gains Distributions and Taxes"

21.            Underwriters . . . . . . . .                              How to Buy and Redeem Shares;
                                                                         Distributor

22.            Calculation of Performance
                 Data  . . . . . . . . . . .                             Determination of Performance; See
                                                                         Prospectus -- "Performance Information"

23.            Financial Statements . . . .                              Financial Statements

Part C
------

               Information required to be included in Part C is set forth under
               ----------------------------------------------------------------
the appropriate item, so numbered, in Part C to this Registration Statement.
----------------------------------------------------------------------------

The Prospectus for the Sierra Asset Management Portfolios is incorporated by reference to Pre-Effective No. 2 to the Registrant's Registration Statement in Form N-1A (File No. 333-01999), filed with the SEC on July 22, 1996 (Accession Number 0000950150-96-000711).

                        SUPPLEMENT DATED JANUARY 6, 1997
                        TO PROSPECTUS DATED JULY 22, 1996
                                       OF
                       SIERRA ASSET MANAGEMENT PORTFOLIOS
                                  P.O. BOX 5118
                       WESTBORO, MASSACHUSETTS 01581-5118

The Prospectus, dated July 22, 1996, relating to Class A and Class B Shares of the INCOME, VALUE, BALANCED, GROWTH, AND CAPITAL GROWTH PORTFOLIOS of the Sierra Asset Management Portfolios (the "Trust") is hereby amended and supplemented as follows.

                          ----------------------------

By inserting the following tables, labeled "FINANCIAL HIGHLIGHTS," immediately before the section entitled "INVESTMENTS AND RISK CONSIDERATIONS OF THE PORTFOLIOS" section on page 7 of the Prospectus:

FINANCIAL HIGHLIGHTS
Set forth below are the Trust's unaudited financial highlights for the period from July 25, 1996 (commencement of operations) through November 30, 1996. The Financial Statements and Notes to Financial Statements for the period ended November 30, 1996 (unaudited) are included in the SAI, which can be obtained at no charge by calling the Trust at 800-222-5852 or writing to the Trust at the address shown on the first page of this Prospectus.

                                INCOME PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                         CLASS A        CLASS B
                                                                                          SHARES        SHARES
                                                                                        ---------      ---------
                                                                                       PERIOD ENDED  PERIOD ENDED
                                                                                        11/30/96*      11/30/96*
                                                                                       (UNAUDITED)    (UNAUDITED)
                                                                                       -----------    -----------
Net asset value, beginning of period ...........................................         $ 10.00        $ 10.00
                                                                                         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................................................            0.22           0.20
Net realized and unrealized gain on investments ................................            0.30           0.30
                                                                                         -------        -------
Total from investment operations ...............................................            0.52           0.50
LESS DISTRIBUTIONS:
Dividends from net investment income ...........................................           (0.22)         (0.20)
                                                                                         -------        -------
Total distributions ............................................................           (0.22)         (0.20)
                                                                                         -------        -------
Net asset value, end of period .................................................          $10.30         $10.30
                                                                                         =======        =======
TOTAL RETURN+ ..................................................................            5.29%          5.01%
                                                                                         =======        =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........................................         $14,237         $4,023
Ratio of operating expenses to average net assets++ ............................            0.99%**        1.74%**
Ratio of net investment income to average net assets ...........................            5.72%**        4.97%**
Portfolio turnover rate ........................................................              20%            20%
Ratio of operating expenses to average net assets without
 fees reduced by credits allowed by the custodian++ ............................            1.00%**        1.75%**
Ratio of operating expenses to average net assets without fee waivers, expenses
 absorbed and/or fees reduced by credits allowed by the custodian++ ............            3.25%**        4.00%**
Net investment income per share without fee waivers, expenses absorbed and/or
 fees reduced by credits allowed by the custodian ..............................           $0.13          $0.11

---------------------------------------------------------------------------------------------------------------
  * The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.
 ** Annualized.
  + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

                                 VALUE PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                         CLASS A       CLASS B
                                                                                          SHARES        SHARES
                                                                                         --------      --------
                                                                                       PERIOD ENDED  PERIOD ENDED
                                                                                         11/30/96*     11/30/96*
                                                                                       (UNAUDITED)    (UNAUDITED)
                                                                                       -----------    -----------
   Net asset value, beginning of period ........................................         $ 10.00        $ 10.00
                                                                                         -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .......................................................            0.16           0.13
   Net realized and unrealized gain on investments .............................            0.58           0.58
                                                                                         -------        -------
   Total from investment operations ............................................            0.74           0.71
   LESS DISTRIBUTIONS:
   Dividends from net investment income ........................................           (0.16)         (0.13)
                                                                                         -------        -------
   Total distributions .........................................................           (0.16)         (0.13)
                                                                                         -------        -------
   Net asset value, end of period ..............................................         $ 10.58        $ 10.58
                                                                                         =======        =======
   TOTAL RETURN+ ...............................................................            7.48%          7.19%
                                                                                         =======        =======
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ........................................         $12,105        $ 5,711
   Ratio of operating expenses to average net assets++ .........................            0.98%**        1.73%**
   Ratio of net investment income to average net assets ........................            4.39%**        3.64%**
   Portfolio turnover rate .....................................................              24%            24%
   Ratio of operating expenses to average net assets without
    fees reduced by credits allowed by the custodian++ .........................            0.99%**        1.74%**
   Ratio of operating expenses to average net assets without
    fee waivers, expenses absorbed and/or fees reduced by credits
    allowed by the custodian++ .................................................            3.29%**        4.04%**
   Net investment income per share without fee waivers,
    expenses absorbed and/or fees reduced by credits
    allowed by the custodian ...................................................           $0.08          $0.05
---------------------------------------------------------------------------------------------------------------

  * The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.
 ** Annualized.
  + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

                               BALANCED PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                         CLASS A        CLASS B
                                                                                          SHARES        SHARES
                                                                                         --------      --------
                                                                                       PERIOD ENDED  PERIOD ENDED
                                                                                        11/30/96*      11/30/96*
                                                                                       (UNAUDITED)    (UNAUDITED)
                                                                                       -----------    -----------
   Net asset value, beginning of period ........................................         $ 10.00        $ 10.00
                                                                                         -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .......................................................            0.08           0.05
   Net realized and unrealized gain on investments .............................            0.73           0.73
                                                                                         -------        -------
   Total from investment operations ............................................            0.81           0.78
   LESS DISTRIBUTIONS:
   Dividends from net investment income ........................................           (0.08)         (0.05)
                                                                                         -------        -------
   Total distributions .........................................................           (0.08)         (0.05)
                                                                                         -------        -------
   Net asset value, end of period ..............................................          $10.73         $10.73
                                                                                         =======        =======
   TOTAL RETURN+ ...............................................................            8.09%          7.81%
                                                                                         =======        =======
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ........................................         $95,145        $64,576
   Ratio of operating expenses to average net assets++ .........................            0.97%**        1.72%**
   Ratio of net investment income to average net assets ........................            2.04%**        1.29%**
   Portfolio turnover rate .....................................................               0%             0%
   Ratio of operating expenses to average net assets without
    fees reduced by credits allowed by the custodian++ .........................            0.97%**        1.72%**
   Ratio of operating expenses to average net assets without
    fee waivers, expenses absorbed and/or fees reduced by credits
    allowed by the custodian++ .................................................            1.67%**        2.42%**
   Net investment income per share without fee waivers, expenses absorbed
    and/or fees reduced by credits allowed by the custodian ....................           $0.05          $0.02

---------------------------------------------------------------------------------------------------------------

  * The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.
 ** Annualized.
  + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

                                GROWTH PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                        CLASS A       CLASS B
                                                                                         SHARES        SHARES
                                                                                         ------        ------
                                                                                      PERIOD ENDED   PERIOD ENDED
                                                                                       11/30/96*++    11/30/96*++
                                                                                       (UNAUDITED)    (UNAUDITED)
                                                                                       -----------    -----------
   Net asset value, beginning of period ........................................        $  10.00       $  10.00
                                                                                        --------       --------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss) ................................................            0.01          (0.02)
   Net realized and unrealized gain on investments .............................            0.77           0.78
                                                                                        --------       --------
   Total from investment operations ............................................            0.78           0.76
   LESS DISTRIBUTIONS:
   Dividends from net investment income ........................................           (0.01)         (0.00)#
                                                                                        --------       --------
   Total distributions .........................................................           (0.01)         (0.00)
                                                                                        ---------      --------
   Net asset value, end of period ..............................................        $  10.77       $  10.76
                                                                                        ========       ========
   TOTAL RETURN+ ...............................................................            7.80%          7.64%
                                                                                        ========       ========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ........................................        $107,485       $101,888
   Ratio of operating expenses to average net assets+++ ........................            0.97%**        1.72%**
   Ratio of net investment income/(loss) to average net assets .................            0.29%**       (0.46)%**
   Portfolio turnover rate .....................................................               0%             0%
   Ratio of operating expenses to average net assets without
    fees reduced by credits allowed by the custodian+++ ........................            0.97%**        1.72%**
   Ratio of operating expenses to average net assets without
    fee waivers, expenses absorbed and/or fees reduced by credits
    allowed by the custodian+++ ................................................            1.64%**        2.39%**
   Net investment income/(loss) per share without fee waivers, expenses absorbed
    and/or fees reduced by credits allowed by the custodian ....................        $  (0.02)      $  (0.05)

---------------------------------------------------------------------------------------------------------------

  *  The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.
  ** Annualized.
  +  Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
  ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
  #  Amount represents less than $0.01 per share.
 +++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

                            CAPITAL GROWTH PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                       CLASS A        CLASS B
                                                                                        SHARES         SHARES
                                                                                       --------       --------
                                                                                      PERIOD ENDED   PERIOD ENDED
                                                                                      11/30/96*++     11/30/96*++
                                                                                      (UNAUDITED)     (UNAUDITED)
                                                                                      -----------    -----------
   Net asset value, beginning of period ........................................        $ 10.00        $ 10.00
                                                                                        -------        -------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss .........................................................          (0.03)         (0.06)
   Net realized and unrealized gain on investments .............................           1.11           1.12
                                                                                        -------        -------
   Total from investment operations ............................................           1.08           1.06
                                                                                        -------        -------
   Net asset value, end of period ..............................................        $ 11.08        $ 11.06
                                                                                        =======        =======
   TOTAL RETURN+ ...............................................................          10.80%         10.60%
                                                                                        =======        =======
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

   Net assets, end of period (in 000's) ........................................         $5,665        $15,282
   Ratio of operating expenses to average net assets+++                                    0.92%**        1.67%**
   Ratio of net investment loss to average net assets ..........................          (0.76)%**      (1.51)%**
   Portfolio turnover rate .....................................................              1%             1%
   Ratio of operating expenses to average net assets without
    fees reduced by credits allowed by the custodian+++ ........................           0.94%**        1.69%**
   Ratio of operating expenses to average net assets without
    fee waivers, expenses absorbed and/or fees reduced by credits
    allowed by the custodian+++ ................................................           3.21%**        3.96%**
   Net investment loss per share without fee waivers, expenses absorbed and/or
    fees reduced by credits allowed by the custodian ...........................         $(0.13)        $(0.16)

---------------------------------------------------------------------------------------------------------------

  * The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.
 ** Annualized.
  + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of the operation.
+++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

                            -------------------------

By deleting the last statement under the heading "INCOME PORTFOLIO" in the section entitled "INVESTMENTS AND RISK CONSIDERATIONS OF THE PORTFOLIOS" on page 8 and replacing it with the following:

        Except for defensive periods or liquidity needs, the Income Portfolio must invest 100% of its net assets available for investment in STF Fixed Income Funds and SPIF.

                            -------------------------

By deleting the last statement under the heading "VALUE PORTFOLIO" in the section entitled "INVESTMENTS AND RISK CONSIDERATIONS OF THE PORTFOLIOS" on page 8 and replacing it with the following:

        Except for defensive periods or liquidity needs, the Value Portfolio must invest no more than 30% of its net assets available for investment in the STF Equity Funds.

                            -------------------------

By deleting the last statement under the heading "BALANCED PORTFOLIO" in the section entitled "INVESTMENTS AND RISK CONSIDERATIONS OF THE PORTFOLIOS" on page 9 and replacing it with the following:

        Except for defensive periods or liquidity needs, the Balanced Portfolio must invest no less than 30% and no more than 70% of its net assets available for investment in the STF Fixed Income Funds and SPIF and no less than 30% and no more than 70% of its net assets available for investment in the STF Equity Funds.

                            -------------------------

By deleting the last statement under the heading "GROWTH PORTFOLIO" in the section entitled "INVESTMENTS AND RISK CONSIDERATIONS OF THE PORTFOLIOS" on page 9 and replacing it with the following:

        Except for defensive periods or liquidity needs, the Growth Portfolio must invest at least 60% of its net assets available for investment in STF Equity Funds.

                            -------------------------

By deleting the last statement under the heading "CAPITAL GROWTH PORTFOLIO" in the section entitled "INVESTMENTS AND RISK CONSIDERATIONS OF THE PORTFOLIOS" on page 10 and replacing it with the following:

        Except for defensive periods or liquidity needs, the Capital Growth Portfolio must invest at least 75% of its net assets available for investment in STF Equity Funds.

                            -------------------------

By deleting the fourth through eleventh sentences under the heading "VAN KAMPEN" in the "INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS" section on page 56, and replacing it with the following:

        VK/AC Holding, Inc. is an indirectly, wholly-owned subsidiary of Morgan Stanley Group, Inc.

                            -------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                   spfin (12/96)

The Statement of Additional Information for the Sierra Asset Management Portfolios is incorporated by reference to Pre-Effective No. 2 to the Registrant's Registration Statement in Form N-1A (File No. 333-01999), filed with the SEC on July 22, 1996 (Accession Number 0000950150-96-000711).

                        SUPPLEMENT DATED JANUARY 6, 1997
           TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 22, 1996
                                       OF
                       SIERRA ASSET MANAGEMENT PORTFOLIOS
                                  P.O. BOX 5118
                       WESTBORO, MASSACHUSETTS 01581-5118

The Statement of Additional Information for the Sierra Asset Management Portfolios (the "Trust") is hereby amended and supplemented by the following unaudited financial statements for the INCOME, VALUE, BALANCED, GROWTH and CAPITAL GROWTH PORTFOLIOS of the Trust for the period ended November 30, 1996.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS

                                INCOME PORTFOLIO
                         NOVEMBER 30, 1996 (UNAUDITED)
                                                                 VALUE
  SHARES                                                        (NOTE 2)
---------                                                    --------------
INVESTMENT COMPANY SECURITIES-98.9%
  512,156        Corporate Income Fund.....................  $    5,449,336
  358,684        Global Money Fund.........................         358,684
  407,909        Short Term Global Government Fund.........         958,586
2,121,590        Short Term High Quality Bond Fund.........       4,964,521
  655,275        U.S. Government Fund......................       6,336,512
                                                             --------------

                 Total Investment Company Securities
                     (Cost $17,851,672)....................      18,067,639
                                                             --------------

TOTAL INVESTMENTS (Cost $17,851,672*) ..............  98.9%      18,067,639
OTHER ASSETS AND LIABILITIES (Net) .................   1.1          192,380
                                                     -----   --------------
NET ASSETS ......................................... 100.0%  $   18,260,019
----------                                           =====   ==============

*  Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

                                VALUE PORTFOLIO
                         NOVEMBER 30, 1996 (UNAUDITED)
                                                                 VALUE
  SHARES                                                        (NOTE 2)
---------                                                    --------------
INVESTMENT COMPANY SECURITIES-98.7%
  251,740        Corporate Income Fund.....................  $    2,678,511
  863,577        Global Money Fund.........................         863,577
  234,521        Growth and Income Fund....................       3,726,533
1,065,018        Short Term Global Government Fund.........       2,502,792
  719,185        Short Term High Quality Bond Fund.........       1,682,893
  633,708        U.S. Government Fund......................       6,127,955
                                                             --------------

                 Total Investment Company Securities
                     (Cost $17,152,014)....................      17,582,261
                                                             --------------

TOTAL INVESTMENTS (Cost $17,152,014*) ..............  98.7%      17,582,261
OTHER ASSETS AND LIABILITIES (Net) .................   1.3          233,599
                                                     -----   --------------
NET ASSETS ......................................... 100.0%  $   17,815,860
----------                                           =====   ==============

*  Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

                               BALANCED PORTFOLIO
                         NOVEMBER 30, 1996 (UNAUDITED)
                                                                 VALUE
  SHARES                                                        (NOTE 2)
---------                                                    --------------
INVESTMENT COMPANY SECURITIES-99.2%
 1,494,873       Corporate Income Fund.....................  $   15,905,454
   433,232       Emerging Growth Fund......................       8,391,700
15,026,718       Global Money Fund.........................      15,026,718
 1,605,444       Growth and Income Fund....................      25,510,498
 1,446,458       Growth Fund...............................      24,040,128
 2,815,689       International Growth Fund.................      30,212,342
 4,067,949       U.S. Government Fund......................      39,337,070
                                                             --------------

                Total Investment Company Securities
                     (Cost $153,619,934)...................     158,423,910
                                                             --------------

PRINCIPAL
  AMOUNT
----------
REPURCHASE AGREEMENT-0.5%         (Cost $877,000)
 $877,000        Agreement with Boston Safe Deposit & Trust
                    Company, 4.750% dated 11/29/1996, to be
                    repurchased at $877,347 on 12/02/1996,
                    collateralized by $925,000 Student Loan
                    Marketing Association, 5.370% due
                    02/08/1999.............................         877,000
                                                             --------------

TOTAL INVESTMENTS (Cost $154,496,934*) .............  99.7%     159,300,910
OTHER ASSETS AND LIABILITIES (Net) .................   0.3          420,159
                                                     -----   --------------
NET ASSETS ......................................... 100.0%  $  159,721,069
----------                                           =====   ==============

*  Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

                                GROWTH PORTFOLIO
                         NOVEMBER 30, 1996 (UNAUDITED)
                                                                 VALUE
  SHARES                                                        (NOTE 2)
---------                                                    --------------
INVESTMENT COMPANY SECURITIES-98.9%
 2,504,825       Emerging Growth Fund......................  $   48,518,453
20,106,343       Global Money Fund.........................      20,106,343
 1,434,110       Growth and Income Fund....................      22,788,001
 3,136,032       Growth Fund...............................      52,120,848
 3,929,279       International Growth Fund.................      42,161,165
 2,211,742       U.S. Government Fund......................      21,387,547
                                                             --------------

                 Total Investment Company Securities
                     (Cost $201,179,057)...................     207,082,357
                                                             --------------

PRINCIPAL
  AMOUNT
----------
REPURCHASE AGREEMENT-0.6%         (Cost $1,250,000)
$1,250,000       Agreement with Boston Safe Deposit & Trust
                    Company, 4.750% dated 11/29/1996, to be
                    repurchased at $1,250,495 on 12/02/1996,
                    collateralized by $1,315,000 Student
                    Loan Marketing Association, 5.370% due
                    02/08/1999.............................       1,250,000
                                                             --------------

TOTAL INVESTMENTS (Cost $202,429,057*) .............  99.5%     208,332,357
OTHER ASSETS AND LIABILITIES (Net) .................   0.5        1,040,649
                                                     -----   --------------
NET ASSETS ......................................... 100.0%  $  209,373,006
----------                                           =====   ==============

*  Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

                            CAPITAL GROWTH PORTFOLIO
                         NOVEMBER 30, 1996 (UNAUDITED)
                                                                 VALUE
  SHARES                                                        (NOTE 2)
---------                                                    --------------
INVESTMENT COMPANY SECURITIES-94.7%
  193,844        Emerging Growth Fund......................  $    3,754,762
  454,518        Growth and Income Fund....................       7,222,294
  296,317        Growth Fund...............................       4,924,790
  366,923        International Growth Fund.................       3,937,083
                                                             --------------

                 Total Investment Company Securities
                     (Cost $19,014,663)....................      19,838,929
                                                             --------------

PRINCIPAL
  AMOUNT
----------
REPURCHASE AGREEMENT-1.0%        (Cost $204,000)
 $204,000        Agreement with Boston Safe Deposit & Trust
                    Company, 4.750% dated 11/29/1996, to be
                    repurchased at $204,081 on 12/02/1996,
                    collateralized by $215,000 Student Loan
                    Marketing Association, 5.370% due
                    02/08/1999.............................         204,000
                                                             --------------

TOTAL INVESTMENTS (Cost $19,218,663*) ..............  95.7%      20,042,929
OTHER ASSETS AND LIABILITIES (Net) .................   4.3          904,817
                                                     -----   --------------
NET ASSETS ......................................... 100.0%  $   20,947,746
----------                                           =====   ==============

*  Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
                                              SIERRA ASSET MANAGEMENT PORTFOLIOS
                                                NOVEMBER 30, 1996 (UNAUDITED)

                                                        INCOME        VALUE          BALANCED         GROWTH      CAPITAL GROWTH
                                                      PORTFOLIO     PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                      ---------     ---------        ---------      ---------        ---------
ASSETS:
Investments, at value (Note 2)
   See portfolios of investments (a) ...........   $  18,067,639 $  17,582,261   $  159,300,910  $ 208,332,357    $   20,042,929
Cash ...........................................          94,143        81,520              326            644               955
Dividends and/or interest receivable ...........          90,627        69,829          340,200        182,853                54
Receivable for Portfolio shares sold ...........           4,644       103,530          600,068      1,187,705           931,344
Unamortized organization and offering
   costs (Note 8) ..............................          58,803        58,803           58,803         58,803            58,803
Receivable from investment advisor .............           6,764         4,136           22,487         31,612             5,571
Prepaid expenses and other assets ..............           2,455         2,297           18,931         25,223             1,921
                                                   ------------- -------------   --------------  -------------    --------------
     Total Assets...............................      18,325,075    17,902,376      160,341,725    209,819,197        21,041,577
                                                   ------------- -------------   --------------  -------------    --------------
LIABILITIES:
Payable for Portfolio shares redeemed ..........           1,074         7,935           67,141        205,471            -
Payable for investment securities purchased ....          -             -               177,326         -                 54,955
Administration fee payable (Note 3) ............           6,518         6,162           53,285         67,390             2,775
Shareholder servicing and distribution
   fees payable (Note 5)........................           5,592         6,356           62,843         91,575            10,920
Dividends payable...............................          39,474        53,145          198,010         -                 -
Custodian fees payable (Note 3).................             200           179              157            139               148
Organization costs payable (Note 8) ............             399           399              399            399               399
Accrued transfer agent fees.....................             913           972            7,993         12,226             1,957
Accrued Trustees' fees and expenses (Note 4) ...             124           120            1,052          1,382               126
Accrued registration and filing fees ...........           3,017         2,878           14,779         23,330             7,800
Accrued expenses and other payables ............           7,745         8,370           37,671         44,279            14,751
                                                   ------------- -------------   --------------  -------------    --------------
     Total Liabilities .........................          65,056        86,516          620,656        446,191            93,831
                                                   ------------- -------------   --------------  -------------    --------------
NET ASSETS......................................   $  18,260,019 $  17,815,860   $  159,721,069  $ 209,373,006    $   20,947,746
                                                   ============= =============   ==============  =============    ==============
(a) INVESTMENTS, AT COST (NOTE 2) ..............      17,851,672    17,152,014      154,496,934    202,429,057        19,218,663

NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated
   net investment loss/distributions in excess
   of net investment income) ...................   $          33 $         (58)  $          (53) $     (18,240)+  $      (26,089)+
Accumulated net realized gain
  on investments sold...........................           9,057        20,471              507         -                  1,561
Net unrealized appreciation of investments......         215,967       430,247        4,803,976      5,903,300           824,266
Paid-in capital ................................      18,034,962    17,365,200      154,916,639    203,487,946        20,148,008
                                                   ------------- -------------   --------------  --------------   --------------
     Total Net Assets...........................   $  18,260,019 $  17,815,860   $  159,721,069  $ 209,373,006    $   20,947,746
                                                   ============= =============   ==============  =============    ==============

NET ASSETS:
Class A Shares..................................   $  14,237,149 $  12,105,205   $   95,144,591  $ 107,485,063    $    5,665,437
                                                   ============= =============   ==============  =============    ==============
Class B Shares..................................   $   4,022,870 $   5,710,655   $   64,576,478  $ 101,887,943    $   15,282,309
                                                   ============= =============   ==============  =============    ==============
SHARES OUTSTANDING:
Class A Shares..................................       1,381,761     1,143,899        8,866,316      9,977,466           511,161
                                                   ============= =============   ==============  =============    ==============
Class B Shares..................................         390,438       539,600        6,017,543      9,472,509         1,382,155
                                                   ============= =============   ==============  =============    ==============
CLASS A SHARES:
Net asset value per share of beneficial
   interest outstanding* .......................   $       10.30 $       10.58   $        10.73  $       10.77    $        11.08
                                                   ============= =============   ==============  =============    ==============
Maximum sales charge............................            4.50%         4.50%            5.25%          5.50%             5.75%
Maximum offering price per share of
    beneficial interest outstanding ............   $       10.79 $       11.08   $        11.32  $       11.40    $        11.76
                                                   ============= =============   ==============  =============    ==============
CLASS B SHARES:
Net asset value and offering price per share
   of beneficial interest outstanding* .........   $       10.30 $       10.58   $        10.73  $       10.76    $        11.06
                                                   ============= =============   ==============  =============    ==============
-------------------------
*  Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.
+  Represents accumulated net investment loss.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

                                              SIERRA ASSET MANAGEMENT PORTFOLIOS
                                       FOR THE PERIOD ENDED NOVEMBER 30, 1996* (UNAUDITED)

                                                        INCOME        VALUE          BALANCED         GROWTH      CAPITAL GROWTH
                                                      PORTFOLIO     PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                      ---------     ---------        ---------      ---------        ---------
INVESTMENT INCOME:
Dividends.......................................   $      93,529 $      74,743   $      373,925  $     200,205    $        1,408
Interest........................................              28            67            5,716          7,719             1,818
                                                   ------------- -------------   --------------  -------------    --------------
      Total Investment Income...................          93,557        74,810          379,641        207,924             3,226
                                                   ------------- -------------   --------------  -------------    --------------
EXPENSES:
Investment advisory fee (Note 3)................           2,090         2,089           18,932         24,876             3,008
Administration fee (Note 3).....................           6,967         6,964           63,108         82,921            10,025
Custodian fees (Note 3).........................             438           473              466            401               533
Legal and audit fees............................           7,294         7,904           32,954         38,231            14,035
Trustees' fees and expenses (Note 4)                         143           166            1,520          1,882               342
Amortization of organization and offering
   costs (Note 8)...............................          14,359        14,359           14,359         14,359            14,359
Registration and filing fees....................           4,016         3,930           15,808         24,362             9,027
Shareholder reports expense.....................           2,519         2,410           20,194         26,619             2,382
Transfer agent fees ............................           3,968         4,040           11,632         16,502             5,616
Other...........................................            -             -                 500            500           -
                                                   ------------- -------------   --------------  -------------     -------------
      Subtotal..................................          41,794        42,335          179,473        230,653            59,327
Shareholder servicing and distribution fees
   (Note 5):
   Class A Shares...............................           2,663         2,235           17,651         20,558             1,394
   Class B Shares...............................           3,281         4,988           55,613         83,609            14,473
Fees waived and/or expenses absorbed by
   investment advisor and administrator (Note 3)         (31,369)      (31,998)         (88,844)      (111,780)          (45,550)
Fees reduced by credits allowed by the
   custodian (Note 3)...........................             (75)         (147)            (248)          (161)             (329)
                                                   ------------- -------------   --------------- -------------     -------------
      Total expenses............................          16,294        17,413          163,645        222,879            29,315
                                                   ------------- -------------   --------------- -------------     -------------
NET INVESTMENT INCOME/(LOSS)....................          77,263        57,397          215,996       (14,955)           (26,089)
                                                   ------------- -------------   --------------- -------------     -------------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS
   (Notes 2 and 6):
Net realized gain on investments during
   the period...................................           9,057        20,471            507        -                     1,561
Net change in unrealized appreciation
  of investments during the period .............         215,967       430,247      4,803,976        5,903,300           824,266
                                                   ------------- -------------   --------------  -------------     -------------
Net realized and unrealized gain on
   investments..................................         225,024       450,718      4,804,483        5,903,300           825,827
                                                   ------------- -------------   --------------  -------------    --------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...................   $     302,287 $     508,115   $  5,020,479    $   5,888,345    $      799,738
                                                   ============= =============   ============    =============    ==============
--------------------------
* The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                              SIERRA ASSET MANAGEMENT PORTFOLIOS
                                          FOR THE PERIOD ENDED NOVEMBER 30, 1996* (UNAUDITED)

                                                                                                                        CAPITAL
                                                             INCOME        VALUE        BALANCED       GROWTH           GROWTH
                                                           PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                           ---------     ---------      ---------     ---------        ---------

Net investment income/(loss)....................        $    77,263   $    57,397   $    215,996  $    (14,955)     $   (26,089)
Net realized gain on investments sold
   during the period............................              9,057        20,471            507        -                 1,561
Net unrealized appreciation
   of investments during the period.............            215,967       430,247      4,803,976     5,903,300          824,266
                                                        -----------   -----------   ------------  ------------      -----------

Net increase in net assets
   resulting from operations....................            302,287       508,115      5,020,479     5,888,345          799,738
Distributions to shareholders from:
   Net investment income:
      Class A Shares............................            (60,923)      (39,347)      (144,342)       (1,670)            -
      Class B Shares............................            (16,307)      (18,108)       (71,707)       (1,615)            -
Net increase in net assets from
   Portfolio share transactions:
      Class A Shares............................         14,054,135    11,794,768     92,276,053   104,366,237        5,430,578
      Class B Shares............................          3,960,827     5,550,432     62,620,586    99,101,709       14,697,430
                                                        -----------   -----------   ------------  ------------      -----------
Net increase in net assets......................         18,240,019    17,795,860    159,701,069   209,353,006       20,927,746

NET ASSETS:
Beginning of period.............................             20,000        20,000         20,000        20,000           20,000
                                                        -----------   -----------   ------------  ------------      -----------
End of period...................................        $18,260,019   $17,815,860   $159,721,069  $209,373,006      $20,947,746
                                                        ===========   ===========   ============  ============      ===========
Undistributed net investment income/
   (accumulated net investment loss/
    distributions in excess of net
    investment income) at end of period.........        $        33   $       (58)  $        (53) $   (18,240)+     $   (26,089)+
                                                        ===========   ===========   ============  ============      ===========
-------------------------
* The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.
+ Represents accumulated net investment loss.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

                                              SIERRA ASSET MANAGEMENT PORTFOLIOS
                                     FOR THE PERIOD ENDED NOVEMBER 30, 1996* (UNAUDITED)

                                                                                                                         CAPITAL
                                                             INCOME         VALUE        BALANCED       GROWTH           GROWTH
                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                            ---------     ---------      ---------     ---------        ---------
AMOUNT
CLASS A:
Sold............................................         $  14,887,306 $  12,264,319 $   93,658,100 $ 106,059,624   $    5,592,370
Issued as reinvestment of dividends.............                25,743        35,533        140,193         1,670           -
Redeemed........................................              (858,914)     (505,084)    (1,522,240)   (1,695,057)        (161,792)
                                                         ------------- -------------  -------------  ------------   --------------
Net increase....................................         $  14,054,135 $  11,794,768 $   92,276,053 $ 104,366,237   $    5,430,578
                                                         ============= ============= ============== =============   ==============
CLASS B:
Sold............................................         $   4,058,161 $   6,023,719 $   63,138,938 $  99,780,802   $   14,793,697
Issued as reinvestment of dividends.............                 9,266        16,788         70,352         1,615           -
Redeemed........................................              (106,600)     (490,075)      (588,704)     (680,708)         (96,267)
                                                         ------------- ------------- -------------- -------------   --------------
Net increase....................................         $   3,960,827 $   5,550,432 $   62,620,586 $  99,101,709   $   14,697,430
                                                         ============= ============= ============== =============   ==============

SHARES
CLASS A:
Sold............................................             1,462,106     1,187,874      8,995,779    10,134,868          525,035
Issued as reinvestment of dividends.............                 2,499         3,359         13,078           159           -
Redeemed........................................               (83,844)      (48,334)      (143,541)     (158,561)         (14,874)
                                                         ------------- ------------- -------------- -------------   --------------
Net increase....................................             1,380,761     1,142,899      8,865,316     9,976,466          510,161
                                                         ============= ============= ============== =============   ==============
CLASS B:
Sold............................................               398,945       583,930      6,065,331     9,535,618        1,389,967
Issued as reinvestment of dividends.............                   901         1,596          6,598           154           -
Redeemed........................................               (10,408)      (46,926)       (55,386)      (64,263)          (8,812)
                                                         ------------- ------------- -------------- -------------   --------------
Net increase....................................               389,438       538,600      6,016,543     9,471,509        1,381,155
                                                         ============= ============= ============== =============   ==============
--------------------------
* The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INCOME PORTFOLIO
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                 CLASS A              CLASS B
                                                 SHARES                SHARES
                                                 ------                ------
                                                 PERIOD                PERIOD
                                                  ENDED                ENDED
                                               11/30/96*             11/30/96*
                                               (UNAUDITED)          (UNAUDITED)
                                               -----------          -----------
Net asset value, beginning of period ........    $ 10.00              $ 10.00
                                                 -------              -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................       0.22                 0.20
Net realized and unrealized gain on
  investments ...............................       0.30                 0.30
                                                 -------              -------
Total from investment operations ............       0.52                 0.50
LESS DISTRIBUTIONS:
Dividends from net investment income .......       (0.22)               (0.20)
                                                 -------              -------
Total distributions .........................      (0.22)               (0.20)
                                                 -------              -------
Net asset value, end of period ..............    $ 10.30              $ 10.30
                                                 =======              =======
Total return+ ...............................      5.29%                5.01%
                                                 =======              =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $14,237              $ 4,023
Ratio of operating expenses to average net
  assets++ ..................................      0.99%**              1.74%**
Ratio of net investment income to average net
  assets ....................................      5.72%**              4.97%**
Portfolio turnover rate .....................         20%                 20%
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian++ ................       1.00%**             1.75%**
Ratio of operating expenses to average net
   assets without fee waivers, expenses
   absorbed and/or fees reduced by credits
   allowed by the custodian++ ...............       3.25%**             4.00%**
Net investment income per share without fee
  waivers, expenses absorbed and/or fees
  reduced by credits allowed by the custodian      $0.13               $0.11

--------------
 * The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.
** Annualized.
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

FINANCIAL HIGHLIGHTS
VALUE PORTFOLIO
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                 CLASS A               CLASS B
                                                 SHARES                SHARES
                                                 ------                ------
                                                 PERIOD                PERIOD
                                                  ENDED                ENDED
                                               11/30/96*             11/30/96*
                                               (UNAUDITED)          (UNAUDITED)
                                               -----------          -----------

Net asset value, beginning of period ........    $ 10.00              $ 10.00
                                                 -------              -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................       0.16                 0.13
Net realized and unrealized gain on
  investments ...............................       0.58                 0.58
                                                 -------              -------
Total from investment operations.............       0.74                 0.71
LESS DISTRIBUTIONS:
Dividends from net investment income ........      (0.16)               (0.13)
                                                 -------              -------
Total distributions..........................      (0.16)               (0.13)
                                                 -------              -------
Net asset value, end of period...............    $ 10.58              $ 10.58
                                                 =======              =======
TOTAL RETURN+................................       7.48%                7.19%
                                                 =======              =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........    $12,105              $ 5,711
Ratio of operating expenses to average net
  assets++ ..................................       0.98%**              1.73%**
Ratio of net investment income to average net
  assets ....................................       4.39%**              3.64%**
Portfolio turnover rate ...........                   24%                  24%
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian++ ................       0.99%**              1.74%**
Ratio of operating expenses to average net
  assets without fee waivers, expenses
  absorbed and/or fees reduced by credits
  allowed by the custodian++ ................       3.29%**              4.04%**
Net investment income per share without fee
  waivers, expenses absorbed and/or fees
  reduced by credits allowed by the custodian      $0.08                $0.05

--------------
 * The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996
** Annualized.
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                  CLASS A              CLASS B
                                                  SHARES               SHARES
                                                  ------               ------
                                                  PERIOD               PERIOD
                                                  ENDED                ENDED
                                                 11/30/96*            11/30/96*
                                                (UNAUDITED)         (UNAUDITED)
                                                -----------         -----------

Net asset value, beginning of period ........    $ 10.00              $ 10.00
                                                 -------              -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................       0.08                 0.05
Net realized and unrealized gain on
  investments ...............................       0.73                 0.73
                                                 -------              -------
Total from investment operations.............       0.81                 0.78
LESS DISTRIBUTIONS:
Dividends from net investment income ........      (0.08)               (0.05)
                                                 -------              -------
Total distributions..........................      (0.08)               (0.05)
                                                 -------              -------
Net asset value, end of period...............    $ 10.73              $ 10.73
                                                 =======              =======
TOTAL RETURN+................................       8.09%                7.81%
                                                 =======              =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........    $95,145              $64,576
Ratio of operating expenses to average net
  assets++ ..................................       0.97%**              1.72%**
Ratio of net investment income to average net
  assets ....................................       2.04%**              1.29%**
Portfolio turnover rate .....................          0%                   0%
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian++ ................       0.97%**              1.72%**
Ratio of operating expenses to average net
  assets without fee waivers, expenses
  absorbed and/or fees reduced by credits
  allowed by the custodian++ ................       1.67%**              2.42%**
Net investment income per share without fee
  waivers, expenses absorbed and/or fees
  reduced by credits allowed by the custodian      $0.05                $0.02

--------------
 * The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996
** Annualized.
 + Total return represents aggregate total return for the period indicated and does not refoect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or fees ahd not been reduced by credits allowed by the custodian.
++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

FINANCIAL HIGHLIGHTS
GROWTH PORTFOLIO
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                  CLASS A             CLASS B
                                                  SHARES              SHARES
                                                  ------              ------
                                                  PERIOD              PERIOD
                                                   ENDED              ENDED
                                               11/30/96* ++        11/30/96* ++
                                                (UNAUDITED)        (UNAUDITED)
                                                -----------        -----------

Net asset value, beginning of period ........   $  10.00            $  10.00
                                                --------            --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss).................       0.01               (0.02)
Net realized and unrealized gain on
  investments ...............................       0.77                0.78
                                                --------            --------
Total from investment operations.............       0.78                0.76
Less distributions:
Dividends from net investment income ........      (0.01)              (0.00)#
                                                --------            --------
Total distributions..........................      (0.01)              (0.00)
                                                --------            --------
Net asset value, end of period...............   $  10.77            $  10.76
                                                ========            ========
TOTAL RETURN+................................       7.80%               7.64%
                                                ========            ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........   $107,485            $101,888
Ratio of operating expenses to average
  net assets+++..............................       0.97%**             1.72%**
Ratio of net investment income/(loss) to
  average net assets.........................       0.29%**            (0.46)%**
Portfolio turnover rate .....................          0%                  0%
Ratio of operating expenses to average
   net assets without fees reduced by credits
   allowed by the custodian+++ ..............       0.97%**             1.72%**
Ratio of operating expenses to average net
  assets without fee waivers, expenses
  absorbed and/or fees reduced by credits
  allowed by the custodian+++ ...............       1.64%**             2.39%**
Net investment income/(loss) per share
  without fee waivers, expenses absorbed
  and/or fees reduced by credits allowed by
  the custodian .............................   $  (0.02)           $  (0.05)

--------------
  * The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996
 ** Annualized.
  + Total return represents aggregate total return for the period indicated anddoes not refoect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
  # Amount represents less than $0.01 per share.
+++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

FINANCIAL HIGHLIGHTS
CAPITAL GROWTH PORTFOLIO
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                  CLASS A             CLASS B
                                                  SHARES              SHARES
                                                  ------              ------
                                                  PERIOD              PERIOD
                                                   ENDED              ENDED
                                               11/30/96* ++        11/30/96* ++
                                                (UNAUDITED)        (UNAUDITED)
                                                -----------        -----------

NET ASSET VALUE, BEGINNING OF PERIOD ........    $ 10.00             $ 10.00
                                                 -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .........................      (0.03)              (0.06)
Net realized and unrealized gain on
  investments ...............................       1.11                1.12
                                                 -------             -------
Total from investment operations.............       1.08                1.06
                                                 -------             -------
Net asset value, end of period...............    $ 11.08             $ 11.06
                                                 =======             ========
TOTAL RETURN+................................      10.80%              10.60%
                                                 =======             ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........    $ 5,665             $15,282
Ratio of operating expenses to average net
  assets+++ .................................       0.92%**             1.67%**
Ratio of net investment loss to average net
  assets ....................................      (0.76)%**           (1.51)%**
Portfolio turnover rate .....................          1%                  1%
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian+++ ...............       0.94%**             1.69%**
Ratio of operating expenses to average net
  assets without fee waivers, expenses
  absorbed and/or fees reduced by credits
  allowed by the custodian+++ ...............       3.21%**             3.96%**
Net investment loss per share without fee
  waivers, expenses absorbed and/or fees
  reduced by credits allowed by the custodian    $ (0.13)            $ (0.16)

--------------
  * The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.
 ** Annualized.
  + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns wuopld have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
+++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

                       SIERRA ASSET MANAGEMENT PORTFOLIOS

1.   ORGANIZATION AND BUSINESS

Sierra Asset Management Portfolios (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March 26, 1996 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. The Trust was established in order to offer a range of asset allocation strategies to accommodate different investment philosophies and goals. The Trust offers five Portfolios (the "Portfolios"); Income Portfolio, Value Portfolio, Balanced Portfolio, Growth Portfolio and Capital Growth Portfolio. Each of the Portfolios offers two classes of shares; Class A Shares and Class B Shares. Class A Shares are subject to an initial sales charge at the time of purchase. Certain Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within one or two years from the date of purchase, depending on circumstances. Class B Shares are subject to a CDSC if redeemed within six years from the date of purchase.

The Trust invests, within certain percentage ranges, in Class I Shares of The Sierra Trust Funds' Global Money and US Government Money Funds, (the "Money Funds"); Short Term High Quality Bond, Short Term Global Government, US Government, and Corporate Income Funds (the "Bond Funds"); and Growth and Income, Growth, Emerging Growth and International Growth Funds (the "Equity Funds"), collectively (the "Underlying Funds"). In order to achieve its investment objective, each Portfolio typically allocates its assets, within determined percentage ranges, among certain of the Underlying Funds. The percentages reflect the extent to which each Portfolio will invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolios' investments in those market segments and their corresponding Underlying Funds. Sierra Investment Services Corporation ("Sierra Services") may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among each of the Underlying Funds in accordance with its investment objective, Sierra Services' outlook for the economy and the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Fund may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short term debt instruments.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at the price of each Class I Share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on the valuation date. A security that is primarily traded on a U.S. exchange (including securities traded through the NASDAQ National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities that are not traded through the NASDAQ National Market System are valued on the basis of the bid price at the close of business on each day. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short term investments that mature in 60 days or less are valued at amortized cost when the Board of Trustees determines that this constitutes fair value. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be issued if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market value to be determined by or under the direction of the Board of Trustees of the Trust.

REPURCHASE AGREEMENTS:

Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio through its custodian takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterpart default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Sierra Services, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

FUTURES CONTRACTS:

Each Portfolio may engage in futures transactions. The Portfolios may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains and losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

OPTION ON FUTURES CONTRACTS:

Each Portfolio may purchase and write put and call options on futures contracts that are traded on a US exchange or board of trade as a hedge against changes in the value of its portfolio securities.

Writing puts and buying calls tends to increase the Portfolios' exposure to the underlying instrument. Buying puts and writing calls tends to decrease the Portfolios' exposure to the underlying instruments or to hedge other Portfolio investments.

Upon the purchase of a put option or a call option by the Portfolios, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolios enter into a closing sale transaction, the Portfolios will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolios exercise a put option, they will realize a gain or loss from the sale of the underlying futures contract and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolios exercise a call option, the cost of the security which the Portfolios purchase upon exercise will be increased by the premium originally paid.

When the Portfolios write a call option or a put option, an amount equal to the premium received by the Portfolios is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolios realize a gain equal to the amount of the premium received. When the Portfolios enter into a closing purchase transaction, the Portfolios realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying futures contracts, and the liability related to such option is eliminated. When a written call option is exercised, the Portfolios realize a gain or loss from the sale of the underlying futures contracts and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Portfolios purchased upon exercise.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Portfolio involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Portfolios may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Portfolios may incur a loss if the market price of the underlying futures contracts decreases and the option is exercised.

Certain risks are associated with the use of options on futures as hedging devices. The predominant risk is that the movement in the price of the instrument underlying such options may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render the Portfolios' strategy unsuccessful and could result in a loss to the Portfolios. In addition, there is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterpart's inability to perform.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the Portfolio's classes of shares based upon the relative average net assets of each class of shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Income Portfolio, Value Portfolio and Balanced Portfolio will be declared daily and paid monthly. Dividends from net investment income of the Growth Portfolio will be declared and paid quarterly and from the Capital Growth Portfolio will be declared and paid semi-annually. Distributions of any net long-term capital gains earned by a Portfolio will be distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Trust are allocated to all the Portfolios based upon relative net assets of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.   INVESTMENT ADVISORY, ADMINISTRATION FEES AND OTHER TRANSACTIONS

Sierra Services serves as investment advisor to the Trust. Sierra Services provides its proprietary asset allocation services to the Portfolio, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, Sierra Services is entitled to a monthly fee, at an annual rate of 0.15% of each Portfolio's average daily net assets.

Sierra Services is a wholly-owned subsidiary of Sierra Capital Management Corporation ("SCMC"), which is a wholly-owned subsidiary of Great Western Financial Corporation ("GWFC"), a publically held corporation.

Fees voluntarily waived and expenses absorbed by Sierra Services for the period ended November 30, 1996 are as follows:

               NAME OF FUND                    FEES WAIVED  EXPENSES ABSORBED
               ------------                    -----------  -----------------
Income Portfolio........................        $    2,090         $28,998
Value Portfolio.........................             2,089          29,506
Balanced Portfolio......................            18,932          65,592
Growth Portfolio........................            24,876          78,227
Capital Growth Portfolio................             3,008          37,907

Sierra Fund Administration Corporation ("Sierra Administration"), an indirect wholly owned subsidiary of GWFC, under common control with Sierra Services, serves as administrator to the Trust. For its services as administrator, Sierra Administration is entitled to a monthly fee at an annual rate of 0.50% of each Portfolio's average daily net assets. First Data Investor Services Group, Inc. ("FDISG"), a subsidiary of First Data Corporation, serves as sub-administrator and transfer agent of the Trust. Sierra Administration pays FDISG for its services as a sub-administrator while the Trust pays FDISG for its services as transfer agent.

Fees voluntarily waived by Sierra Administration for the period ended November 30, 1996 are as follows:

                   NAME OF FUND                         FEES WAIVED
                   ------------                         -----------
Income Portfolio................................            $  281
Value Portfolio.................................               403
Balanced Portfolio..............................             4,320
Growth Portfolio................................             8,677
Capital Growth Portfolio........................             4,635

Sierra Administration also pays Boston Safe Deposit and Trust Company ("Boston Safe"), a wholly-owned subsidiary of Mellon Bank Corporation, for its services as custodian of the Trust. The Trust pays certain of the transfer agent's and sub-administrator's out-of-pocket expenses and pays Boston Safe certain custodial transaction charges.

Custodian fees for certain Portfolios have been reduced by credits allowed by Boston Safe for the period ended November 30, 1996 as follows:

                                                        CREDITS ALLOWED
                                                             BY THE
                   NAME OF FUND                            CUSTODIAN
                   ------------                         ---------------
Income Portfolio................................            $   75
Value Portfolio.................................               147
Balanced Portfolio..............................               248
Growth Portfolio................................               161
Capital Growth Portfolio........................               329

For the period ended November 30, 1996, Great Western Financial Securities Corporation ("GW Securities"), a registered broker-dealer, and Sierra Services have informed the Portfolios that they received $148,646 and $63,365 respectively, representing commissions (front-end sales charges). In addition, for the period ended November 30, 1996, Sierra Services and Funds Distributor Inc. informed the Portfolios that they received $20,338 from CDSC fees.

4.   TRUSTEES' FEES

No director, officer or employee of Sierra Services, a registered investment adviser and broker-dealer, Sierra Administration or FDISG, or any of their affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Sierra Services, Sierra Administration or FDISG, or any of their affiliates $250 per board meeting attended and $200 per audit and/or nominating committee meeting attended and reimbursement for travel and out-of-pocket expenses.

5.   DISTRIBUTION PLANS

Sierra Services serves as distributor of the Class A Shares and Class B Shares of the Portfolios and is also the distributor of the shares of the Underlying Funds. Each of the Portfolios has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, one for the Class A Shares ("Class A Plan") and one for the Class B Shares ("Class B Plan"). Under the Class A Plan, Sierra Services is to be paid an annual distribution fee of up to 0.25% of the average daily net assets of the Class A Shares of each Portfolio for activities primarily intended to result in the sale of Class A Shares of the Portfolios. Under the Class B Plan, Sierra Services is to be paid an annual distribution fee of up to 0.75% of the average daily net assets of the Class B Shares of each Portfolio for activities primarily intended to result in the sale of Class B Shares of the Portfolios. In addition, under the Class B Plan, Class B Shares are also subject to a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Class B Shares. The shareholder service fee is paid by the Portfolios to Sierra Services.

For the period ended November 30, 1996, the Funds incurred the following fees pursuant to the respective distribution plans described above:

                                       CLASS A               CLASS B
                                     ------------    -------------------------
                                     DISTRIBUTION    DISTRIBUTION      SERVICE
                  NAME OF FUND            FEE             FEE             FEE
                  ------------       ------------    ------------    ---------
Income Portfolio...................    $   2,663      $   2,461      $     820
Value Portfolio....................        2,235          3,741          1,247
Balanced Portfolio.................       17,651         41,710         13,903
Growth Portfolio...................       20,558         62,707         20,902
Capital Growth Portfolio...........        1,394         10,855          3,618

6.   PURCHASES AND SALES

The aggregate cost of purchases and proceeds from sales, excluding short-term investments, for the period ended November 30, 1996 were as follows:

NAME OF FUND                         PURCHASES                SALES
------------                        -----------             --------
Income Portfolio .............      $18,482,745             $640,130
Value Portfolio ..............       17,891,499              759,956
Balanced Portfolio ...........      153,651,173               31,746
Growth Portfolio .............      201,179,057                    -
 Capital Growth Portfolio ....       19,041,188               28,086

At November 30, 1996, aggregate gross unrealized appreciation for all Underlying Funds in which there is an excess of value over tax cost was as follows:

                                                                 TAX BASIS
                                                                 UNREALIZED
                        NAME OF FUND                            APPRECIATION
                        ------------                            ------------
   Income Portfolio.....................................          $   215,967
   Value Portfolio......................................              430,247
   Balanced Portfolio...................................            4,803,976
   Growth Portfolio.....................................            5,903,300
   Capital Growth Portfolio.............................              824,266

7.   SHARES OF BENEFICIAL INTEREST

The Company may issue an unlimited number of shares of beneficial interest each without par value.

8.   ORGANIZATION AND OFFERING COSTS

Costs incurred in connection with the organization of the Portfolios are being amortized on a straight-line basis over a period of five years from commencement of operations of each Portfolio, respectively. Costs incurred in connection with the initial offering of the Portfolios are being expensed over a one year period from commencement of operations of each Portfolio. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of such Portfolio outstanding at the time of such redemption.

9.   RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until Sierra Services determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may: invest a portion of their assets in foreign securities; enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices each with inherent risks.

The Capital Growth Portfolio can invest as much as 50% of its total asset in the Sierra Trust Funds Growth Fund and as much as 50% of its total asset in the Sierra Trust Funds Emerging Growth Fund, each of which Underlying Funds may invest as much as 35% of its total assets in lower-rated bonds. Securities rated below investment grade generally involve greater price volatility and risk of principal and income and may be less liquid than higher rated securities.

Certain Portfolios invest as much as 50% of their total assets in the Sierra Trust Funds' Growth or Emerging Growth Funds, each of which may invest up to 25% of its total assets in foreign equity securities and as much as 5% of its total assets in securities in developing or emerging markets countries. Certain Portfolios invest as much as 50% of their total assets in the Sierra Trust Funds International Growth Fund, which invests primarily in the foreign equity securities, and may invest as much as 30% of its total assets in securities in developing or emerging market countries. These investments will subject such Portfolios to risks associated with investing in foreign securities including those resulting from future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

The officers and trustees of the Trust also serve as officers and trustees of the Underlying Funds. In addition, Sierra Services, the investment advisor and distributor of each Portfolio, and Sierra Investment Advisors Corporation ("Sierra Advisors"), an indirect wholly-owned subsidiary of GWFC, the investment advisor of the Underlying Funds, are both wholly owned subsidiaries of SCMC. Also, Sierra Services is the distributor of the shares of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by Sierra Services. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transactions costs. Sierra Advisors, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds; Sierra Services, representing the interest of the shareholders of the Portfolios, is also committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. Sierra Advisors and Sierra Services will nevertheless face conflicts in fulfilling their respective responsibilities because they are affiliates and employ some of the same investment professionals.

                       SIERRA ASSET MANAGEMENT PORTFOLIOS

                                     PART C

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements: (*)

                  Financial Statements included in Part A:
                  - Financial Highlights (Unaudited)
                  Financial Statements Included in Part B:
                  - Portfolio of Investments (Unaudited)
                  - Statement of Assets and Liabilities as of
                    November 30, 1996 (Unaudited)
                  - Statements of Operations for the period ended
                    November 30, 1996 (Unaudited)
                  - Statements of Changes in Net Assets for the Period
                    ended November 30, 1996 (Unaudited)
                  - Notes to Financial Statements (Unaudited)

         (b)      Exhibits

                  (1) Agreement and Declaration of Trust dated March 26, 1996 Amended and Restated July 19, 1996 (3) (Replaces Agreement and Declaration of Trust dated March 26, 1996 which was filed with the Securities and Exchange Commission on March 27, 1996.)

                  (2)     By-laws (1)

                  (3)     Not applicable

                  (4)     Not applicable

                  (5)     Form of Investment Advisory Agreement (2)

                  (6)(a)  Form of Class A Distribution Agreement (2)
                  (6)(b)  Form of Class B Distribution Agreement (2)

                  (7)     Not applicable

                  (8)     Custody Agreement (*)
                          (Replaces Form of Custody Agreement (3))

                  (9)(a)  Administration Agreement (*)
                          (Replaces Form of Administration Agreement (3))
                  (9)(b) Form of Sub-Administration Agreement (First Data Investor Services Group, Inc.) (2)
                  (9)(c)  Form of Sub-Administration Agreement (Dealers) (3)
                  (9)(d)  Form of Transfer Agency and Services Agreement (3)

                  (10)    Opinion and consent of Morgan, Lewis & Bockius LLP (3)

                  (11)    Consent of Accountant (3)

                  (12)    Not applicable

                  (13) Purchase Agreement relating to the Income, Value, Balanced, Growth and Capital Growth Portfolios (*)

                  (14)    Not applicable

                  (15)(a) Class A Distribution Plan (2)
                  (15)(b) Class B Distribution Plan (2)

                  (16)    Not applicable

                  (17)    Financial Data Schedules (*)

                  (18)    Rule 18f-3 Multiple Class Plan (2)

                  (19)    Not applicable

                  (20)    Not applicable

                  (21)    Not applicable

                  (22)    Not applicable

                  (23)    Not applicable

                  (24) Powers of Attorney with respect to Registration Statement and Amendments thereto signed by the following persons in their capacities as Trustees and, where applicable, Officers of the Trust: F. Brian Cerini, Arthur H. Bernstein, David E. Anderson,
                          Edmond R. Davis, John W. English and Alfred E. Osborne, Jr. (*)
--------------------

(*) Filed herewith

(1) Incorporated by reference to Registration Statement as filed with the Securities and Exchange Commission on March 27, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 as filed with the Securities and Exchange Commission on June 21, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 2 filed with the Securities and Exchange Commission on July 22, 1996.


Item 25.  Persons Controlled by or Under Common Control with  Registrant

          See the Prospectus and Statement of Additional Information regarding the Registrant's Control relationships.

Item 26.  Number of Holders of Securities

                                                        Number of Record Holders
                                                          at November 30, 1996
                                                         ----------------------
                                                            CLASS        CLASS
                                                             "A"          "B"

Shares of the Income Portfolio, without par value.....        365           94
Shares of the Balanced Portfolio, without par value...      2,473        1,586
Shares of the Growth Portfolio, without par value ....      3,205        2,927
Shares of the Capital Growth Portfolio, without
 par value ...........................................        240          573
Shares of the Value Portfolio, without par value .....        340          147


Item 27.  Indemnification

          Under Section 8.1 of Registrant's Declaration of Trust ("Declaration of Trust"), any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that the Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or either of the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28(a).  Business and Other Connections of Investment Advisor

          Sierra Investment Services Corporation ("Sierra Services") is the investment advisor of the Funds.

          Sierra Services does not currently act as depositor or investment advisor for any other investment company.

          The information required by this Item 28 with respect to each director and officer of Sierra Services is incorporated by reference to Schedule A of Form BD filed by Sierra Services pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45144).

Item 29. Principal Underwriter -- Sierra Investment Services Corporation ("Sierra Services") is the principal underwriter of the Class A and Class B Shares of the Funds and serves as the principal underwriter of the Sierra Trust Funds, The Sierra Variable Trust and the Sierra Prime Income Fund.

          Sierra Services does not currently act as depositor or investment advisor for any other investment company.

          The information required by this Item 29 with respect to each director and officer of Sierra Services is incorporated by reference to Schedule A of Form BD filed by Sierra Services pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45144).

Item 30.  Location of Accounts and Records

          (1)  Sierra Asset Management Portfolios
               9301 Corbin Avenue
               Northridge, California  91324
               (declaration of trust and by-laws)

          (2)  Sierra Investment Services Corporation
               9301 Corbin Avenue
               Northridge, California 91324
               (with respect to their services as the principal underwriter)

          (3)  Great Western Financial Securities Corporation
               9301 Corbin Avenue
               Northridge, California 91324
               (with respect to their services as a dealer)

          (4)  Sierra Fund Administration Corporation
               9301 Corbin Avenue
               Northridge, California 91324
               (with respect to their services as administrator)

          (5)  Boston Safe Deposit and Trust Company
               One Boston Place
               Boston, Massachusetts 02108
               (with respect to their services as custodian)

          (6)  First Data Investor Services Group, Inc.
               One Exchange Place
               Boston, Massachusetts 02109
               (with respect to their services as a sub-administrator, shareholder servicing agent and transfer agent).

          (7)  Morgan, Lewis & Bockius LLP
               2000 One Logan Square
               Philadelphia, Pennsylvania 19103
               (with respect to their services as counsel to the Fund)

Item 31.  Management Services

          Not  applicable.

Item 32.  Undertakings

          (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (b) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the 1940 Act.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Northridge and State of California on the 3rd day of January, 1997.

                                              SIERRA ASSET MANAGEMENT PORTFOLIOS


                                              By: /s/ F. Brian Cerini
                                                  ---------------------------
                                                      F. Brian Cerini
                                                      President

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the date(s) indicated.


    Signature                            Title                   Date
    ---------                            -----                  ------

/s/ F. Brian Cerini               President and Trustee       January 3, 1997
-------------------------         (Principal Executive
F. Brian Cerini                   Officer)


/s/ Keith B. Pipes                Executive Vice President,   January 3, 1997
-------------------------         Treasurer and Secretary
Keith B. Pipes                    (Principal Financial and
                                  Accounting Officer)

          *                       Trustee                     January 3, 1997
-------------------------
Arthur H. Bernstein

          *                       Trustee                     January 3, 1997
-------------------------
David E. Anderson

          *                       Trustee                     January 3, 1997
-------------------------
Edmond R. Davis

          *                       Trustee                     January 3, 1997
-------------------------
John W. English

          *                       Trustee                     January 3, 1997
----------------------------
Alfred E. Osborne, Jr. Ph.D.

         * By:    /s/ F. Brian Cerini
                  ---------------------------------------
                  F. Brian Cerini
                  Executed by F. Brian Cerini pursuant to a power of attorney filed with this Post-Effective Amendment No. 1 to this Registration Statement.

                                  EXHIBIT INDEX

Exhibit No.       Description of Exhibit

(1) Agreement and Declaration of Trust dated March 26, 1996 Amended and Restated July 19, 1996 (3)
             (Replaces Agreement and Declaration of Trust dated
             March 26, 1996 which was filed with the Securities and Exchange Commission on March 27, 1996.)

(2)          By-Laws(1)

(3)          Not applicable

(4)          Not applicable

(5)          Form of Investment Advisory Agreement (2)

(6)(a)       Form of Class A Distribution Agreement (2)
(6)(b)       Form of Class B Distribution Agreement (2)

(7)          Not applicable

Ex-99.B(8)   Custody Agreement (*)
             (Replaces Form of Custody Agreement (3))

Ex-99.B(9)(a)Administration Agreement (*)
             (Replaces Form of Administration Agreement (3))
(9)(b) Form of Sub-Administration Agreement (First Data Investor Services Group, Inc.) (2)
(9)(c)       Form of Sub-Administration Agreement (Dealers) (3)
(9)(d)       Form of Transfer Agency and Service Agreement (3)

(10)         Opinion and consent of Morgan, Lewis & Bockius LLP (3)


(11)         Consent of Accountant (3)

(12)         Not applicable

Ex-99.B(13)  Purchase Agreement relating to the Income, Value, Balanced,
             Growth and Capital Growth Portfolios (*)

(14)         Not applicable

(15)(a)      Class A Distribution Plan (2)
(15)(b)      Class B Distribution Plan (2)

(16)         Not applicable

(17)         Not applicable

(18)         Rule 18f-3 Multiple Class Plan (2)

(19)         Not applicable

(20)         Not applicable

(21)         Not applicable

(22)         Not applicable

(23)         Not applicable

Ex-99.B(24)  Powers of Attorney with respect to Registration
             Statement and Amendments thereto signed by the following persons in their capacities as Trustees and, where applicable, Officers of the Trust: F. Brian Cerini, Arthur H. Bernstein, David E. Anderson, Edmond
             R. Davis, John W. English and Alfred E. Osborne, Jr.(*)

Ex-99.B(27)  Financial Data Schedules (*)
----------------

(*) Filed herewith

(1) Incorporated by reference to Registration Statement as filed with the Securities and Exchange Commission on March 27, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 as filed with the Securities and Exchange Commission on June 21, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 2 filed with the Securities and Exchange Commission on July 22, 1996.